Derivative financial liabilities - Additional Information (Details) $ / shares in Units, £ in Thousands						12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2023 USD ($) $ / shares shares	Dec. 16, 2021 USD ($)	Dec. 16, 2021 GBP (£)	Dec. 15, 2021 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£)	Dec. 15, 2024 USD ($) $ / shares shares	Dec. 15, 2021 GBP (£) shares
Convertible senior secured notes
Financial liabilities
Convertible shares | shares					1,818,182
Ordinary shares | shares	47,343,585
Market value per share | $ / shares	$ 7.42
Mandatory cash balance under loan covenants						$ 10,000,000
Covenant for retention of cash under contract						$ 10,000,000
Cash at bank held to satisfy covenant under contract | £							£ 7,981
Convertible senior secured notes | Mudrick
Financial liabilities
Principal amount					$ 200,000,000				£ 151,000
Conversion rate | shares					9.09091				9.09091
Proceeds from convertible loan notes			$ 192,000,000	£ 145,000	$ 192,000,000
Convertible Senior Secured Notes Principal Amount					$ 1,000
Convertible senior secured notes | Interest paid in cash | Mudrick
Financial liabilities
Interest rate	10.00%
Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Financial liabilities
Interest rate					9.00%				9.00%
Convertible senior secured notes | First half of principal amount
Financial liabilities
Conversion rate | shares	363.636
Convertible senior secured notes principal amount, per instrument	$ 1,000
Conversion price (Per share price) | $ / shares	$ 2.75
Original Debt, Amount	$ 130,000,000
Convertible senior secured notes | First half of principal amount | Mudrick
Financial liabilities
Conversion rate | shares								363.636
Convertible senior secured notes principal amount, per instrument								$ 1,000
Conversion price (Per share price) | $ / shares								$ 2.75
Convertible senior secured notes | Remaining half of principal amount | Mudrick
Financial liabilities
Conversion rate | shares								285.714
Convertible senior secured notes principal amount, per instrument								$ 1,000
Conversion price (Per share price) | $ / shares								$ 3.5
Mudrick | Convertible senior secured notes
Financial liabilities
Conversion price (Per share price) | $ / shares		$ 2.75
Original Debt, Amount		$ 130,000,000
Ordinary shares | shares		47,343,585
Market value per share | $ / shares		$ 7.42
Mudrick | Convertible senior secured notes | Interest paid in cash
Financial liabilities
Interest rate	10.00%
Mudrick | Convertible senior secured notes | Interest paid in-kind and semi-annually in arrears
Financial liabilities
Interest rate	12.00%
Mudrick | Convertible senior secured notes | First half of principal amount
Financial liabilities
Conversion rate | shares	363.636
Convertible senior secured notes principal amount, per instrument	$ 1,000
Conversion price (Per share price) | $ / shares	$ 2.75
Convertible Senior Secured Notes Principal Amount	$ 1,000
Mudrick | Convertible senior secured notes | Remaining half of principal amount
Financial liabilities
Conversion rate | shares	285.714
Convertible senior secured notes principal amount, per instrument	$ 1,000
Conversion price (Per share price) | $ / shares	$ 3.5
Convertible Senior Secured Notes Principal Amount	$ 1,000
Convertible instruments
Financial liabilities
Number of potential ordinary shares | shares						37,198,531
Convertible instruments | Convertible senior secured notes
Financial liabilities
Number of potential ordinary shares | shares						37,198,531